Advances for Vessels under Construction (Details Textual) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	May 07, 2012	Feb. 25, 2012
Advances For Vessels Construction			$ 3,660	$ 3,660
Date Of Advances Payment Due	Apr. 21, 2012	Feb. 11, 2012